PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS
	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Prepaid expenses (note)	121	15,841	2,035
Deferred IPO costs	5,302	-	-
Others	62	69	9
Total	5,485	15,910	2,044